Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2025 AUD ($) $ / shares	Sep. 30, 2025 NZD ($) $ / shares	Sep. 30, 2024 AUD ($) $ / shares	Sep. 30, 2024 NZD ($) $ / shares	Sep. 30, 2023 AUD ($) $ / shares	Sep. 30, 2023 NZD ($) $ / shares
Dividends
Final dividend [XX] cents per share (2023: 72 cents, 2022: 64 cents) all fully franked at 30%	$ 2,634		$ 2,615		$ 2,527
Total dividends not recognised at year end	$ 2,634		$ 2,615		$ 2,527
Final dividend, per share (cents) | $ / shares	$ 0.77		$ 0.76		$ 0.72
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
New Zealand
Dividends
Imputation credits per share | $ / shares		$ 0.06		$ 0.06		$ 0.07
Parent Entity
Dividends
Final dividend [XX] cents per share (2023: 72 cents, 2022: 64 cents) all fully franked at 30%	$ 2,634		$ 2,615
Total dividends not recognised at year end	$ 2,634		$ 2,615
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Parent Entity | Australia
Dividends
Franking credits	$ 3,714		$ 3,504		$ 3,520
Parent Entity | New Zealand
Dividends
Imputation credits		$ 332		$ 374		$ 557